Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable

December 31 (millions of Canadian dollars)	2013	2012
Accounts receivable – billed	268	224
Accounts receivable – unbilled	691	644

Accounts receivable, gross	959	868
Allowance for doubtful accounts	(36)	(23)

Accounts receivable, net	923	845

Schedule of Allowance for Doubtful Accounts

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2013 and 2012:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Allowance for doubtful accounts – January 1	(23)	(18)
Write-offs	24	17
Additions to allowance for doubtful accounts	(37)	(22)

Allowance for doubtful accounts – December 31	(36)	(23)